Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [Abstract]
Related party transactions
38.	Related party transactions

a)	Names of related parties and relationship

Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party
Origin Rise Limited (Note)	Other related party
Asteria Corporation	Shareholder of the Company

Note: Origin Rise Limited, one of shareholders of the Company, is controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Company on September 9, 2022. As of December 31, 2023, Origin Rise Limited and Koh Sih-Ping had no control over the Group. Koh Shi-Ping has been no longer a related party to the Group since January 1, 2023.

b)	The Group lists Koh Sih-Ping as the joint guarantor for its short-term borrowings and long-term borrowings in 2023 and 2022. Please refer to Note 16 and Note 18 for further details.

The Company’s interest expense and interest payable related to the loan from related parties are as below:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Interest expense	$253,469	$246,763	$96,987

	December 31, 2023	December 31, 2022
Interest payable	$247,304	$-

c)	Please refer to Note 16 for further details on shareholder loans.

d)	Purchase of treasury shares

On December 5, 2022 (the “Effective Date”), the Agreement was made and entered into by and among the Company, Koh Sih-Ping and Origin Rise Limited that the Company purchased 2,814,895 ordinary shares (or 281,490 reflective of the 10- to-1 reverse stock split effective April 15, 2024) held by Origin Rise Limited by transferring certain accounts receivables, property, plant and equipment, and intangible assets of the Company with value, on effective date, of $15,663,648, $12,287,359 and $1,629,133, respectively.

As of December 31, 2022, the Company has other receivable, amounting to $521,852, due from Koh Sih-Ping because the Company has obligation to pay related output tax under applicable law in same amount in relation to this transaction and this tax should be compensated by Koh Sih-Ping in accordance with the Agreement. As of December 31, 2023, the amount was not received and fully reserved.

e)	Key management compensation

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Salaries and other short-term employee benefits	$3,044,064	$1,218,826	$769,956
Post-employment benefits	3,283	815	14,814
Share option expenses	-	-	62,974
	$3,047,347	$1,219,641	$847,744